Digital Assets - Schedule of Reconciliation of Opening and Closing Balances of Digital Assets (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 CNY (¥)		Jun. 30, 2026 USD ($)		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)
Schedule Of Reconciliation Of Opening And Closing Balances Of Digital Assets Abstract
Balance beginning, Digital Assets Carrying Value | ¥	¥ 730,150,140
Balance beginning, Approximate Number of Bitcoins Held | $			$ 1,181
Digital assets increase, Digital Assets Carrying Value | ¥	968,892,722				804,579,371
Digital Assets Increase Approximate Number of Bitcoins Held | $			2,341				1,236
Digital assets decrease, Digital Assets Carrying Value | ¥	(368,006,398)	[1]			(35,705,995)
Digital assets decrease, Approximate Number of Bitcoins Held | $			(623)	[1]			(55)
Unrealized loss on digital assets, Digital Assets Carrying Value | ¥	(232,541,989)				(38,723,236)	[2]
Unrealized loss on digital assets, Approximate Number of Bitcoins Held | $								[2]
Balance ending, Digital Assets Carrying Value | ¥	¥ 1,098,494,475				¥ 730,150,140
Balance ending, Approximate Number of Bitcoins Held | $			$ 2,899				$ 1,181

[1]	The decrease in digital assets includes 601 bitcoins applied in settlement of RMB 345.4 million (US$50.7 million) secured borrowings.
[2]	Unrealized gain on digital assets is included in Unrealized gain/(loss) on digital assets on the Unaudited Consolidated Statements of Operations.